Fees Summary	May 26, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 66,324,150.00
Previously Paid Amount	0.00
Total Fee Amount	9,159.37
Total Offset Amount	9,159.37
Net Fee	$ 0.00
Offering Table N/A
Offset Table N/A
Combined Prospectus Table N/A	N/A